SEGMENT AND GEOGRAPHICAL CONCENTRATION - Narrative (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014 Segment	Sep. 30, 2013	Dec. 31, 2013 category Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 137,363	$ 114,975	$ 157,584	$ 135,145	$ 118,005
Number of reportable segments	1		1
Number of sales categories			3
International [Member]
Segment Reporting Information [Line Items]
Revenue	39,992	31,884	45,812	35,300	29,185
United States [Member]
Segment Reporting Information [Line Items]
Revenue	97,371	83,091	111,772	99,845	88,820
Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Revenue	137,363	114,975
Sales Revenue, Net [Member] | International [Member]
Segment Reporting Information [Line Items]
Revenue	39,992	31,884
Sales Revenue, Net [Member] | United States [Member]
Segment Reporting Information [Line Items]
Revenue	97,371	83,091
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | International [Member]
Segment Reporting Information [Line Items]
International revenue as a percentage of total revenue	29.10%		29.00%
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | United States [Member]
Segment Reporting Information [Line Items]
International revenue as a percentage of total revenue			10.00%
Complex Spine Attributable to Minimally Invasive Surgery [Member] | United States [Member]
Segment Reporting Information [Line Items]
Revenue	$ 3,865	$ 4,114